Note Payable, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Note Payable, Net [Abstract]
NOTE PAYABLE, NET

NOTE 8 - NOTE PAYABLE, NET

On September 1, 2022, the Company issued a balloon promissory note in the form of a mortgage on its headquarters to a third party company in the principal amount of $4,800,000, which carries interest of 11.0% per annum. Interest is due in monthly payments of $44,000 beginning November 1, 2022 and payable monthly thereafter until September 1, 2025 when the principal outstanding and all remaining interest is due. The principal of $4,800,000 can be extended for an additional 36 months, provided that the Company has not defaulted. The Company may not prepay the principal of $4,800,000 for a period of 12 months. The principal of $4,800,000 is secured by a first mortgage on the Company’s real property located at 4400 Route 9 South, Freehold, Monmouth County, New Jersey..

In May 2023, the Company borrowed $1,000,000 from the same lender. The principal of $1,000,000 accrues interest at an annual rate of 13.0% and is payable in monthly installments of interest-only in the amount of $10,833, commencing in June 2023 and continuing through October 2025 (at which point any unpaid balance of principal, interest and other charges are due and payable). The loan is secured by a second-lien mortgage on certain real property and improvements located at 4400 Route 9 South, Freehold, Monmouth County, New Jersey.

The note payable as of March 31, 2025 and December 31, 2024 was as follows:

	March 31, 2025	December 31, 2024
Principal amount	$5,800,000	$5,800,000
Less: unamortized debt issuance costs	(54,746)	(84,553)
Note payable, net	$5,745,254	$5,715,447

For the three months ended March 31, 2025 and 2024, amortization of debt issuance costs related to note payable amounted to $29,807 and $29,807, respectively, which have been included in interest expense - amortization of debt discount and debt issuance costs on the accompanying condensed consolidated statements of operations and comprehensive loss.

For the three months ended March 31, 2025 and 2024, interest expense related to note payable amounted to $164,500 and $164,500, respectively, which have been included in interest expense - other on the accompanying condensed consolidated statements of operations and comprehensive loss.

NOTE 12 - NOTE PAYABLE, NET

On September 1, 2022, the Company issued a balloon promissory note in the form of a mortgage on its headquarters to a third party company in the principal amount of $4,800,000, which carries interest of 11.0% per annum. Interest is due in monthly payments of $44,000 beginning November 1, 2022 and payable monthly thereafter until September 1, 2025 when the principal outstanding and all remaining interest is due. The principal of $4,800,000 can be extended for an additional 36 months, provided that the Company has not defaulted. The Company may not prepay the principal of $4,800,00 for a period of 12 months. The principal of $4,800,000 is secured by a first mortgage on the Company’s real property located in Township of Freehold, County of Monmouth, State of New Jersey, having a street address of 4400 Route 9 South, Freehold, NJ 07728.

In May 2023, the Company borrowed $1,000,000 from the same lender. The principal of $1,000,000 accrues interest at an annual rate of 13.0% and is payable in monthly installments of interest-only in the amount of $10,833, commencing in June 2023 and continuing through October 2025 (at which point any unpaid balance of principal, interest and other charges are due and payable). The loan is secured by a second-lien mortgage on certain real property and improvements located at 4400 Route 9, Freehold, Monmouth County, New Jersey.

The note payable as of December 31, 2024 and 2023 was as follows:

	December 31, 2024	December 31, 2023
Principal amount	$5,800,000	$5,800,000
Less: unamortized debt issuance costs	(84,553)	(203,781)
Note payable, net	$5,715,447	$5,596,219
Current portion	$5,715,447	$-
Noncurrent portion	$-	$5,596,219

For the years ended December 31, 2024 and 2023, amortization of debt issuance costs related to note payable amounted to $119,228 and $106,557, respectively, which have been included in interest expense - amortization of debt discount and debt issuance costs on the accompanying consolidated statements of operations and comprehensive loss.

For the years ended December 31, 2024 and 2023, interest expense related to note payable amounted to $658,000 and $606,722, respectively, which have been included in interest expense - other on the accompanying consolidated statements of operations and comprehensive loss.